AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)
1
See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 100 .2% ):
Domestic Equity Funds ( 37 .3% ):
1,242,413 AZL Mid Cap Index Fund, Class 2 $ 24,761,296
4,441,715 AZL S&P 500 Index Fund, Class 2 84,747,924
1,154,517 AZL Small Cap Stock Index Fund, Class 2 13,242,313
122,751,533

Fixed Income Fund ( 50 .4% ):
17,714,672 AZL Enhanced Bond Index Fund 165,809,326
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 12 .5% ):
2,537,060 AZL International Index Fund, Class 2 $ 41,100,373
Total Affiliated Investment Companies (Cost $283,087,966) 329,661,232
Total Investment Securities
(Cost $283,087,966) — 100.2% 329,661,232
Net other assets (liabilities) — (0.2)% (628,636)
Net Assets — 100.0% $ 329,032,596

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Funds ( 47 .9% ):
19,384,678 AZL DFA U.S. Core Equity Fund $ 257,428,525
7,088,566 AZL DFA U.S. Small Cap Fund 68,192,005
325,620,530
1
Fixed Income Fund ( 40 .3% ):
29,255,138 AZL Enhanced Bond Index Fund 273,828,096
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 11 .9% ):
8,216,993 AZL DFA International Core Equity Fund $ 81,266,066
Total Affiliated Investment Companies (Cost $617,622,635) 680,714,692
Total Investment Securities
(Cost $617,622,635) — 100.1% 680,714,692
Net other assets (liabilities) — (0.1)% (576,914)
Net Assets — 100.0% $ 680,137,778

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 34 .7% ):
2,849,055 AZL Mid Cap Index Fund, Class 2 $ 56,781,659
9,348,020 AZL S&P 500 Index Fund, Class 2 178,360,214
2,635,257 AZL Small Cap Stock Index Fund, Class 2 30,226,400
265,368,273
1
Fixed Income Fund ( 47 .9% ):
39,175,874 AZL Enhanced Bond Index Fund 366,686,183
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 12 .5% ):
5,906,154 AZL International Index Fund, Class 2 $ 95,679,687
Total Affiliated Investment Companies (Cost $717,314,277) 727,734,143
Total Investment Securities
(Cost $717,314,277) — 95.1% 727,734,143
Net other assets (liabilities) — 4.9% 37,740,209
Net Assets — 100.0% $ 765,474,352
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 87 $ 18,815,925 $ (803,624)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 176 19,019,000 (355,525)
$ (1,159,149)

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 45 .0% ):
35,280,459 AZL DFA U.S. Core Equity Fund $ 468,524,501
13,992,156 AZL DFA U.S. Small Cap Fund 134,604,545
603,129,046
1
Fixed Income Fund ( 38 .1% ):
54,517,710 AZL Enhanced Bond Index Fund 510,285,766
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 12 .0% ):
16,270,182 AZL DFA International Core Equity Fund $ 160,912,098
Total Affiliated Investment Companies (Cost $1,250,405,211) 1,274,326,910
Total Investment Securities
(Cost $1,250,405,211) — 95.1% 1,274,326,910
Net other assets (liabilities) — 4.9% 65,627,200
Net Assets — 100.0% $ 1,339,954,110
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 184 $ 39,794,600 $ (1,678,825)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 247 26,691,438 (498,886)
$ (2,177,711)

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Company ( 95 .2% ):
Balanced Funds ( 95 .2% ):
23,737,921 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 307,168,699
Total Affiliated Investment Company (Cost $293,187,961) 307,168,699
Total Investment Securities
(Cost $293,187,961) — 95.2% 307,168,699
Net other assets (liabilities) — 4.8% 15,447,929
Net Assets — 100.0% $ 322,616,628
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 29 $ 6,271,975 $ (261,321)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 89 9,617,563 (179,468)
$ (440,789)

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks ( 0 .0%
†
):
Chemicals ( 0 .0%
†
):
145,123 Grand Rounds, Inc., Series C(a)(b) $ 161,087
Paper & Forest Products ( 0 .0%
†
):
386,370 Quintis Pty, Ltd.(a)(b) 2
Total Common Stocks (Cost $653,277) 161,089
Private Placements ( 0 .1% ):
Household Durables ( 0 .0%
†
):
23,389 Jawbone, 0.00%(a)(b) —
Internet Software & Services ( 0 .1% ):
5,547 Lookout, Inc., 0.00%(a)(b) 12,259
63,925 Lookout, Inc. Preferred Shares, Series F, 0.00%(a)
(b) 266,567
278,826
Total Private Placements (Cost $485,378) 278,826
Principal Amount
Convertible Bond ( 0 .0%
†
):
Food Products ( 0 .0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
12/8/19(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds ( 0 .0%
†
):
Paper & Forest Products ( 0 .0%
†
):
$ 52,331 Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 11/6/23
@ 101.88(a)(b) $ 33,544
730,672 Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/6/23
@ 100(a)(b) —
Total Corporate Bonds (Cost $783,003) 33,544
Shares
Affiliated Investment Companies ( 95 .0% ):
Fixed Income Fund ( 47 .9% ):
24,848,747 AZL Enhanced Bond Index Fund 232,584,276
International Equity Fund ( 47 .1% ):
16,536,819 AZL MSCI Global Equity Index Fund, Class 2 229,034,948
Total Affiliated Investment Companies (Cost $457,858,504) 461,619,224
Total Investment Securities
(Cost $459,780,162) — 95.1% 462,092,683
Net other assets (liabilities) — 4.9% 23,658,897
Net Assets — 100.0% $ 485,751,580
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2023.
(c) Defaulted bond.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 55 $ 11,895,125 $ (498,012)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 112 12,103,000 (226,128)
$ (724,140)

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 52 .1% ):
10,409,175 AZL Mid Cap Index Fund, Class 2 $ 207,454,863
35,193,612 AZL S&P 500 Index Fund, Class 2 671,494,121
9,028,933 AZL Small Cap Stock Index Fund, Class 2 103,561,858
982,510,842
1
Fixed Income Fund ( 23 .9% ):
48,041,684 AZL Enhanced Bond Index Fund 449,670,162
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 19 .0% ):
22,120,081 AZL International Index Fund, Class 2 $ 358,345,318
Total Affiliated Investment Companies (Cost $1,535,303,983) 1,790,526,322
Total Investment Securities
(Cost $1,535,303,983) — 95.0% 1,790,526,322
Net other assets (liabilities) — 5.0% 93,403,409
Net Assets — 100.0% $ 1,883,929,731
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 323 $ 69,856,825 $ (2,932,316)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 217 23,449,563 (438,823)
$ (3,371,139)

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 41 .8% ):
1,626,886 AZL Mid Cap Index Fund, Class 2 $ 32,423,844
5,367,122 AZL S&P 500 Index Fund, Class 2 102,404,695
1,411,413 AZL Small Cap Stock Index Fund, Class 2 16,188,910
151,017,449
1
Fixed Income Fund ( 38 .3% ):
14,788,947 AZL Enhanced Bond Index Fund 138,424,542
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 15 .0% ):
3,347,114 AZL International Index Fund, Class 2 $ 54,223,240
Total Affiliated Investment Companies (Cost $325,844,436) 343,665,231
Total Investment Securities
(Cost $325,844,436) — 95.1% 343,665,231
Net other assets (liabilities) — 4.9% 17,841,707
Net Assets — 100.0% $ 361,506,938
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 49 $ 10,597,475 $ (442,248)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 66 7,132,125 (131,384)
$ (573,632)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 77 .0% ):
15,677,058 AZL S&P 500 Index Fund, Class 2 $ 299,118,269
31,177,385 AZL T. Rowe Price Capital Appreciation Fund 554,957,453
854,075,722
1
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund ( 18 .0% ):
21,359,096 AZL Enhanced Bond Index Fund $ 199,921,136
Total Affiliated Investment Companies (Cost $947,369,458) 1,053,996,858
Total Investment Securities
(Cost $947,369,458) — 95.0% 1,053,996,858
Net other assets (liabilities) — 5.0% 55,056,477
Net Assets — 100.0% $ 1,109,053,335
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 152 $ 32,873,800 $ (1,384,054)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 205 22,152,813 (416,368)
$ (1,800,422)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At
September 30, 2023, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/23
Shares
as of
09/30/23
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 171,530 , 181 $ 2 , 176 , 412 $ ( 5 , 859 , 061 ) $ ( 1 , 129 , 524 ) $ ( 908 , 682 ) $ 165 , 809 , 326 17 , 714 , 672
AZL International Index Fund, Class 2 43, 1 79 , 803 124 , 669 ( 4 , 970 , 496 ) 953 , 248 1 , 813 , 149 41 , 100 , 373 2 , 537 , 060
AZL Mid Cap Index Fund, Class 2 26,03 6, 905 1 , 459 , 032 ( 3 , 992 , 264 ) 756 , 119 501 , 504 24 , 761 , 296 1 , 242 , 413
AZL S&P 500 Index Fund, Class 2 88,49 5,3 41 1 , 190 , 583 ( 16 , 124 , 162 ) 3 , 291 , 546 7 , 894 , 616 84 , 747 , 924 4 , 441 , 715
AZL Small Cap Stock Index Fund, Class 2 13,969 , 790 550 , 041 ( 1 , 433 , 437 ) 248 , 826 ( 92 , 907 ) 13,242 , 313 1 , 154 , 517
$ 343,212 , 020 $ 5 , 500 , 737 $ ( 32 , 379 , 420 ) $ 4 , 120 , 215 $ 9 , 2 07,680
$ 329 , 6 6 1 , 232
27 , 090 , 377
AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund $ 288, 8 77, 8 15 $ 2,493,453 $ (29 0 ,348,855) $ (48,462,076) $ 4 7,439,663 $ — —
AZL DFA International Core Equity Fund 87,434,596  — (11, 1 89,210) 162,054 4,858,626 81,266, 0 66 8,216,993
AZL DFA U.S. Core Equity Fund 274,198,533 — (39,834,712) 2,424,905 20,639,799 257,428, 5 25 19,384,678
AZL DFA U.S. Small Cap Fund 73,002,157 14,891 (6,468,255) (234, 5 21) 1,877,733 68,192,00 5 7,088, 5 6 6
AZL Enhanced Bond Index Fund — 289,084,55 0 (11,09 5 ,867 ) 2 27,684 (4,388,271) 273,828,09 6 29,255, 1 38
$ 723,513,101 $ 291,592,894 $ ( 35 8,936,899) $ (45,881,954) $ 70,42 7 , 5 50
$ 680,714,692
63,945,3 7 5
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 114,593,573 $ 274 , 508 , 016 $( 11 , 960 , 144 ) $ ( 2 , 121 , 268 ) $ ( 8 , 333 , 994 ) $ 366 , 686 , 183 39 , 175 , 874
AZL International Index Fund, Class 2 30,081,134 72 , 850 , 754 ( 10 , 816 , 454 ) 1 , 844 , 408 1 , 719 , 845 95 , 679 , 687 5 , 906 , 154
AZL Mid Cap Index Fund, Class 2 18,126,803 44 , 487 , 024 ( 8 , 664 , 037 ) 1 , 171 , 115 1 , 660 , 754 56 , 781 , 659 2 , 849 , 055
AZL S&P 500 Index Fund, Class 2 56,215,335 137 , 331 , 589  ( 38 , 344 , 111 ) 14 , 769 , 969 8 , 387 , 432 178 , 360 , 214 9 , 348 , 020
AZL Small Cap Stock Index Fund, Class 2 9,583,863 23 , 614 , 291 ( 3 , 352 , 387 ) 204 , 731 175 , 902 30 , 226 , 400 2 , 635 , 257
$ 228,600,708 $ 552 , 791 , 674 $( 73 , 137 , 133 ) $ 15 , 868 , 955 $ 3 , 609 , 939
$ 727 , 734 , 143
59 , 914 , 360
AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund $ 30 , 138 , 829 $ 242 , 020 $ ( 30 , 274 , 424 ) $ ( 4 , 776 , 906 ) $ 4 , 670 , 481 $ — —
AZL DFA International Core Equity Fund 9,663,475 162 , 698 , 306 ( 14 , 911 , 816 ) 1 , 078 , 452 2 , 383 , 681 160 , 912 , 098 16 , 270 , 182
AZL DFA U.S. Core Equity Fund 27,380,862 468 , 815 , 922 ( 68 , 097 , 504 ) 8 , 539 , 929 31 , 885 , 292 468 , 524 , 501 35 , 280 , 459
AZL DFA U.S. Small Cap Fund 7,927,626 134 , 972 , 113 ( 11 , 723 , 099 ) 747 , 665 2 , 680 , 240 134 , 604 , 545 13 , 992 , 156
AZL Enhanced Bond Index Fund — 537 , 926 , 660 ( 10 , 415 , 610 ) (22,995) ( 17 , 202 , 289 ) 510 , 285 , 766 54 , 517 , 710
$ 75,110,792 $ 1 , 304 , 655 , 021 $ ( 135 , 422 , 453 ) $ 5 , 566 , 145 $ 24 , 417 , 405
$ 1 , 274 , 326 , 910
120 , 060 , 507
AZL MVP FIAM Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Multi-
Strategy Fund $ 173,726,137 $ 162,812,740 $ (42,089,827) $ 723,311 $ 11,996,338 $ 307,168,69 9 23,737 , 921
AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 246,907,613 $ — $ ( 11 , 555 , 884 ) $ ( 1 , 843 , 342 ) $ ( 924 , 111 ) $ 232 , 584 , 276 24 , 848 , 747
AZL MSCI Emerging Markets Equity Index Fund,
Class 2 25,965,885 — (28,400,038) (2,649,370) 5,083,523 — —
AZL MSCI Global Equity Index Fund, Class 2 220,830,950 23,981,062 ( 39 , 838 , 417 ) 4,662,1 7 4 19,399 , 179 229,034,948 16,536 , 819
$ 493,704,448 $ 23,981,062 $ (79,794,33 9) $ 169,462 $ 23,55 8, 5 9 1
$ 461,619 , 224
41,385,566
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 464,001,120 $ 1 , 993 , 684 $ ( 10 , 711 , 643 ) $ ( 2 , 273 , 460 ) $ ( 3 , 339 , 539 ) $ 449 , 670 , 162 48 , 041 , 684
AZL International Index Fund, Class 2 379,557,841 — ( 45 , 611 , 222 ) 4 , 016 , 251 20 , 382 , 448 358 , 345 , 318 22 , 120 , 081
AZL Mid Cap Index Fund, Class 2 216,973,253 — ( 19 , 137 , 739 ) 1 , 162 , 856 8 , 456 , 493 207 , 454 , 863 10 , 409 , 175
AZL S&P 500 Index Fund, Class 2 704,027,251 — ( 120 , 719 , 794 ) 21 , 097 , 869 67 , 088 , 795 671 , 494 , 121 35 , 193 , 612
AZL Small Cap Stock Index Fund, Class 2 104,857,311 — ( 1 , 776 , 561 ) ( 32 , 231 ) 513 , 339 103 , 561 , 858 9 , 028 , 933
$ 1,869,416,776 $ 1 , 993 , 684 $ ( 197 , 956 , 959 ) $ 23 , 971 , 285 $ 93 , 101 , 536
$ 1 , 790 , 526 , 322
124 , 793 , 485
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 149,874,048 $ 46 , 012 $ ( 9 , 887 , 418 ) $ ( 1 , 938 , 077 ) $ 329 , 977 $ 138 , 424 , 542 14 , 788 , 947
AZL International Index Fund, Class 2 59,272,264 — ( 8 , 914 , 468 ) 1 , 390 , 464 2 , 474 , 980 54 , 223 , 240 3 , 347 , 114
AZL Mid Cap Index Fund, Class 2 35,690,028 441 , 841 ( 5 , 381 , 378 ) 379 , 297 1 , 294 , 056 32 , 423 , 844 1 , 626 , 886
AZL S&P 500 Index Fund, Class 2 111,349,034 — ( 22 , 818 , 081 ) 3 , 999 , 318 9 , 874 , 424 102 , 404 , 695 5 , 367 , 122
AZL Small Cap Stock Index Fund, Class 2 17,714,768 113 , 320 ( 1 , 832 , 681 ) 20 , 017 173 , 486 16 , 188 , 910 1 , 411 , 413
$ 373,900,142 $ 601 , 173 $ ( 48 , 834 , 026 ) $ 3 , 851 , 019 $ 14 , 146 , 923
$ 343 , 665 , 231
26 , 541 , 482

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2023 are identified below.
AZL MVP Global Balanced Index Strategy Fund
AZL MVP T. Rowe Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund $ 202,148,827 $ 471,849 $ (122,980) $ (36,419) $ (2,540,141) $ 199, 9 21,13 6 21,359 , 096
AZL S&P 500 Index Fund, Class 2 310,293,240 — (49,913,444) 10,330,807 28,407,666 299,118, 2 69 15,677 , 058
AZL T. Rowe Price Capital Appreciation Fund 580,347,796 — (79,266,656) (10,126,769) 64,003,082 554,957,4 5 3 31,177 , 385
$ 1,092,789,863 $ 471,849 $ (129,303,080) $ 167,619 $ 89,870,607
$ 1,053,9 9 6,8 5 8
68,213,539
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608 145,123 $ 161,087 0.03%
Jawbone 1/24/17 – 23 , 389 – 0.00%
Lookout, Inc. 3/4/15 3,384 5,547 12 ,2 59 0.00%
Lookout, Inc. Preferred Shares, Series F, 9/19/14 481,99 4 63,925 266,56 7 0.05%
Quintis Pty, Ltd., 7.50%, Callable 11/6/23 @ 101.88 10/25/18 52,331 52,331 33,544 0.01%
Quintis Pty, Ltd., 10/1/28, Callable 11/6/23 @ 100.00 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253 , 669 386,370 2 0.00%
REI Agro, Ltd., Registered Shares, 5.50%,12/8/19 2/7/12 – 400,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.